UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           03/31/06

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Philadelphia Financial Management of San Francisco, LLC
Address:        Three Embarcadero Center #2350
                San Francisco, CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463

Signature, Place and Date of Signing:

      /s/ Rachael Clarke           San Francisco, CA           05/11/2006
    -----------------------        -----------------           ----------
          [Signature]                [City, State]              [Date]

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      3

Form 13F Information Table Entry Total:                 32

Form 13F Information Table Value Total (x$1000):  $120,716

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd

                                                 FORM 13F INFORMATION TABLE

                                                   VALUE       SHARES/    SH/  PUT/  INVSTMT       OTHER      VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS   CUSIP    (X$1000)     PRN AMT     PRN  CALL  DSCRETN     MANAGERS    SOLE    SHARED   NONE
---------------------- -------------- --------- -----------   --------    ---  ----  -------     --------  --------  ------   ----
---------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS
   GROUP INC COM            COM        008252108    4,104        38,500      SH      Share-defined   123     38,500
AMER INTL GRP COM SHR       COM        026874107    4,051        61,300      SH      Share-defined   123     61,300
AMERICAN FINANCIAL
   GROUP INC                COM        025932104    3,058        73,500      SH      Share-defined   123     73,500
AMERICREDIT CORP COM        COM        03060R101    7,120       231,700      SH      Share-defined   123    231,700
AMVESCAP SPON ADR           COM        03235E100    3,190       169,150      SH      Share-defined   123    169,150
ASSURANT INC                COM        04621X108    3,568        72,450      SH      Share-defined   123     72,450
BANK OF AMERICA
   CORP COM STK             COM        060505104    6,057       133,000      SH      Share-defined   123    133,000
BANKFINANCIALCORP           COM        06643P104    2,952       185,400      SH      Share-defined   123    185,400
CALL- ACF 100 @ 30
   EXP 05/20/2006           COM        03060R0EF      173         1,000    CALL      Share-defined   123      1,000
CALL- CMA 100 @ 65
   EXP 07/22/2006           COM        99O9073S8       14           454    CALL      Share-defined   123        454
CBOT HOLDINGS
   INC   CLASS A            COM        14984K106    2,627        22,000      SH      Share-defined   123     22,000
DEALERTRACK HOLDINGS INC    COM        242309102    8,565       401,944      SH      Share-defined   123    401,944
DELIA*S                     COM        246911101    2,096       224,446      SH      Share-defined   123    224,446
E TRADE FIN CORP            COM        269246104    2,158        80,000      SH      Share-defined   123     80,000
EDWARDS A G INC COM         COM        281760108    3,141        63,000      SH      Share-defined   123     63,000
FIDELITY NATL INFO
   SYSTEMS SVCS COM         COM        31620M106    5,130       126,500      SH      Share-defined   123    126,500
FPIC INS GROUP INC COM      COM        302563101    3,973       105,114      SH      Share-defined   123    105,114
GATX CORP COM               COM        361448103    9,034       218,800      SH      Share-defined   123    218,800
HERCULES TECH               COM        427096508    3,119       274,800      SH      Share-defined   123    274,800
IMPAC MORTGAGE
   HOLDINGS INC REITS       COM        45254P102    3,441       357,000      SH      Share-defined   123    357,000
INTERCONTINENTAL
   EXCHANGE                 COM        45865V100    2,061        29,850      SH      Share-defined   123     29,850
KNIGHT CAPITAL
   GROUPINC CL A COM        COM        499005106    2,133       153,100      SH      Share-defined   123    153,100
MATRIX BANCORP
   INC COM RSTD             COM        576819106    3,300       150,000      SH      Share-defined   123    150,000
METROCORP
   BANCSHARESINC COM        COM        591650106    3,218       119,193      SH      Share-defined   123    119,193
MORGAN STANLEY              COM        617446448    6,486       103,250      SH      Share-defined   123    103,250
PEOPLE'S BANK
   BRIDGEPORT CONN          COM        710198102    3,344       102,117      SH      Share-defined   123    102,117
PLATINUM UNDERWR            COM        G7127P100    3,082       105,900      SH      Share-defined   123    105,900
PNC FINANCIAL
   SERVICES GRP             COM        693475105    3,948        58,650      SH      Share-defined   123     58,650
PROASSURANCE CORP Com       COM        74267C106    2,891        55,600      SH      Share-defined   123     55,600
ST PAUL TRAVELERS
   INC COM                  COM        792860108    2,925        70,000      SH      Share-defined   123     70,000
TAL INTRNATL GRP            COM        874083108    7,532       312,400      SH      Share-defined   123    312,400
TD AMERITRADE
   HLDG  CORP COM           COM        87236Y108    2,223       106,500      SH      Share-defined   123    106,500

                                                                120,716